Share-based payments (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments
Most relevant vesting periods for the grants outstanding	53.52%	49.70%
Most relevant vesting periods for grants outstanding1	39.95%	44.50%
Most relevant vesting periods for grants outstanding minimum		68.00%
Most relevant vesting periods for grants outstanding maximum		75.00%
Most relevant vesting periods for grants outstanding minimum1		17.00%
Most relevant vesting periods for grants outstanding maximum1		19.00%
Most relevant vesting periods for grants outstanding minimum 2		0.06%
Most relevant vesting periods for grants outstanding maximum 2		0.11%
Description of awards vesting period	Up to 3.2 years	Up to 7.4 years